OTHER PAYABLES AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Accrued expenses	$ 4,920	$ 3,887
Government authorities	3,723	3,061
Foreign currency derivative contracts	3,237	1,041
Holdback and contingent earnout	837	1,575
Provision for returns	290	163
Advances from customers	7	253
Others	147	234
Total other payables and accrued expenses	$ 13,161	$ 10,214